UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03162
Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2009
Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Active Assets Tax-Free Trust
Portfolio of Investments • March 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	Short-Term Variable Rate Municipal Obligations (90.8%)
	Alabama
$262,771	Southeast Alabama Gas District, Supply Ser 2007 A	0.30%	04/01/09	$262,771,000

	Alaska
	Alaska Housing Finance Corporation,
50,000	Home Mortgage Ser 2007 A	0.50	04/07/09	50,000,000
72,350	Home Mortgage Ser 2007 B	0.37	04/07/09	72,350,000
45,000	Valdez, Marine Terminal Exxon Pipeline Co Ser 1985	0.21	04/01/09	45,000,000

	Arizona
12,600	Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687	0.60	04/07/09	12,600,000
7,675	Austin Trust, Arizona Health Facilities Authority Banner Health
	Ser 2008 A Custody Receipts Ser 2008-1097	0.49	04/07/09	7,675,000
2,000	Yavapai County Industrial Development Authority, Northern Arizona Healthcare System Ser 2008 B	0.59	04/07/09	2,000,000
		0.44

	California
71,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Ser B-1	0.15	04/07/09	71,000,000
76,200	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.25	04/07/09	76,200,000
3,900	California, Ser 2005B Subser B-6	0.30	04/07/09	3,900,000
	California Statewide Communities Development Authority,
20,000	John Muir Health Ser 2008 A	0.20	04/01/09	20,000,000
21,500	Kaiser Permanente Ser 2002 B	0.25	04/07/09	21,500,000
47,740	Irvine Ranch Water District, Ser 2008 (COPs)	0.50	04/01/09	47,740,000
9,300	Los Angeles Department of Water & Power, Water System 2001 Ser B Subser B-2	0.15	04/01/09	9,300,000
20,050	Los Angeles Unified School District, Ser 2007 B Eagle #20070061 Class A (FSA Insd)	0.82	04/07/09	20,050,000

	Colorado
2,890	Aurora, The Children’s Hospital Association Ser 2008 C	0.35	04/07/09	2,890,000
12,000	Broomfield Urban Renewal Authority, Broomfield Event Center Ser 2005	0.47	04/07/09	12,000,000
6,255	Colorado Educational & Cultural Facilities Authority, Oklahoma’s Public Radio Ser 2005 A	0.54	04/07/09	6,255,000
	Colorado Health Facilities Authority,
36,925	Catholic Health Initiatives Ser 2004 B-4	0.32	04/07/09	36,925,000
2,500	Evangelical Lutheran Good Samaritan Society Ser 2008	0.50	04/07/09	2,500,000
50,000	Colorado Springs, Utilities System Sub Lien Ser 2006 B	0.50	04/07/09	50,000,000
45,000	Denver City & County, Ser 2008 A1 (COPs)	0.50	04/07/09	45,000,000
13,120	Midcities Metropolitan District No 1, STARS BNP Ser 2004-110	0.70	04/07/09	13,120,000
13,400	Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Ser 2001	0.40	04/07/09	13,400,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	Delaware
	Delaware Health Facilities Authority,
28,500	Christiana Care Health Services Ser 2008 A	0.30	04/01/09	28,500,000
5,000	Christiana Care Health Services Ser 2008 B	0.33	04/01/09	5,000,000
8,375	New Castle County, University Courtyard Apartments Ser 2005	0.45	04/07/09	8,375,000

	District of Columbia
15,000	District of Columbia, Washington Drama Society Ser 2008	0.45	04/07/09	15,000,000
5,935	District of Columbia Water & Sewer Authority, Public Utility Ser 1998 PUTTERs Ser 2964 (FSA Insd)	0.84	04/07/09	5,935,000

	Florida
12,600	Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 C	0.55	04/07/09	12,600,000
22,680	Florida Board of Education, Ser 2000 A Municipal Securities Trust Receipts Ser SGA 102	0.55	04/01/09	22,680,000
16,000	Florida State Board Of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.60	04/07/09	16,000,000
9,035	Florida Turnpike Authority, Ser 2008 A PUTTERs Ser 2514	0.47	04/07/09	9,035,000
	Highlands County Health Facilities Authority, Adventist Health System/Sunbelt
4,660	Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC Insd)	0.83	04/07/09	4,660,000
23,000	Obligated Group Ser 2008 B-1	0.55	04/07/09	23,000,000
19,935	Jacksonville, Capital Projects Ser 2008 B	0.58	04/07/09	19,935,000
	Lakeland, Energy System
14,000	Ser 2008 A	0.32	04/07/09	14,000,000
15,500	Ser 2008 B	0.35	04/01/09	15,500,000
39,000	Miami-Dade County Expressway Authority, Toll System
	Ser 2006 Eagle #20060121 Class A (BHAC Insd)	0.84	04/07/09	39,000,000
110,000	Orlando Utilities Commission, Utility System Ser 2008	0.32	04/07/09	110,000,000
30,090	Orlando-Orange County Expressway Authority, Ser 2007 A Eagle #20070107 Class A (FSA Insd)	0.84	04/07/09	30,090,000

	Georgia
45,585	Atlanta, Airport Passenger Facility Charge Sub Ser 2004 C Eagle #720053030 Class A (FSA Insd)	1.66	04/07/09	45,585,000
17,220	DeKalb County Hospital Authority, DeKalb Medical Center Ser 2005	0.58	04/07/09	17,220,000
	DeKalb Private Hospital Authority,
74,640	Children’s Healthcare of Atlanta Ser 2008	0.53	04/07/09	74,640,000
110,000	Children’s Healthcare of Atlanta Ser 2008 B	0.25	04/07/09	110,000,000
40,000	Children’s Healthcare of Atlanta Ser 2008 C	0.50	04/07/09	40,000,000
16,550	Egleston Children’s Health Care System Ser 1994 A	0.50	04/07/09	16,550,000
5,350	Egleston Children’s Health Care System Ser 1995 B	0.50	04/07/09	5,350,000
11,000	Floyd County Development Authority, Berry College Ser 2006	0.58	04/07/09	11,000,000
64,965	Fulton County Development Authority, Children’s Healthcare of Atlanta Ser 2008 & B	0.53	04/07/09	64,965,000
24,515	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System Inc Ser 2008 E, F & G	0.50	04/07/09	24,515,000
36,500	Georgia Municipal Electric Authority, General Sub Ser 1985 C	0.50	04/07/09	36,500,000
24,256	Gwinnett County Development Authority, Civic & Cultural Center Ser 2001	0.50	04/07/09	24,256,000
10,250	Gwinnett County Hospital Authority, Gwinnett Hospital System Inc Ser 2008 B	0.53	04/07/09	10,250,000
	Private Colleges & Universities Authority,
32,680	Emory University 2000 Ser B	0.15	04/07/09	32,680,000
37,260	Emory University Ser 2005 Ser B-2	0.25	04/07/09	37,260,000
16,000	Emory University Ser 2008 A	1.75	07/07/09	16,000,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	Illinois
	Chicago,
20,000	Refg Ser 2007 E	0.40	04/01/09	20,000,000
10,125	Refg Ser 2007 F	0.40	04/01/09	10,125,000
10,900	Chicago Board of Education, IL, Ser 2009 A-1 & A-2	0.46	04/07/09	10,900,000
24,870	Chicago Transit Authority, Ser 2008 A (COPs) ROCs II-R Ser 11551 (AGC Insd)	0.75	04/07/09	24,870,000
200,900	Cook County, Ser 2002 B	0.55	04/07/09	200,900,000
	Illinois Development Finance Authority,
3,600	Museum of Contemporary Art Ser 1994	0.50	04/07/09	3,600,000
2,600	Young Men’s Christian Association of Metropolitan Chicago Ser 2001	0.50	04/07/09	2,600,000
10,000	Illinois Educational Facilities Authority, University of Chicago Ser B-1	1.85	07/28/09	10,000,000
	Illinois Finance Authority,
188,650	Advocate Health Care Network Ser 2008 Subser B-4, C-1 & C-2B	0.45	04/07/09	188,650,000
5,325	CHF-DeKalb LLC at Northern Illinois University Ser 2006 A	0.49	04/07/09	5,325,000
11,870	Dominican University Ser 2006	0.50	04/07/09	11,870,000
5,700	Northwest Community Hospital Ser 2008 B	0.50	04/07/09	5,700,000
7,950	Northwestern Memorial Hospital Ser 2009 B-2	0.50	04/07/09	7,950,000
22,260	Resurrection Health Care System Ser 2005 C	1.05	04/07/09	22,260,000
20,000	Illinois, Ser 2004 A ROCs II-R Ser 10337	1.85	04/07/09	20,000,000
	Illinois Toll Highway Authority,
12,900	Toll Highway Senior Priority Ser 1998 A PUTTERs Ser 2754 (FSA Insd)	1.90	04/07/09	12,900,000
18,600	Toll Highway Senior Priority Ser 2006 A-2 Eagle #20070152 Class A (FSA Insd)	1.65	04/07/09	18,600,000

	Indiana
	Indiana Finance Authority,
30,000	Ascension Health Ser 2008 E-2	0.43	04/07/09	30,000,000
11,500	Sisters of St Francis Health Services Inc Ser 2008 D	0.72	04/07/09	11,500,000
11,000	Sisters of St Francis Health Services Inc Ser 2008 E	1.05	04/07/09	11,000,000
1,600	Sisters of St Francis Health Services Inc Ser 2008 I	0.67	04/07/09	1,600,000
3,000	Sisters of St Francis Health Services Inc Ser 2008 J	0.85	04/07/09	3,000,000
30,000	Trinity Health Ser 2008 D-1 & D-2	1.00	04/07/09	30,000,000
1,845	Indiana University Trustees, Ser 2008 A PUTTERs Ser 2494	0.47	04/07/09	1,845,000
18,100	Purdue University, Student Fee Ser 2005 V	0.20	04/07/09	18,100,000

	Iowa
9,225	Iowa Finance Authority, Northcrest Inc Ser 2006	1.20	04/07/09	9,225,000

	Kansas
3,840	Kansas Department of Transportation, Highway Ser 2004 A PUTTERs Ser 2969 (FSA Insd)	0.47	04/07/09	3,840,000

	Kentucky
404,423	Kentucky Public Energy Authority Inc, Gas Supply Ser 2006 A	0.30	04/01/09	404,423,000
6,650	Madisonville, Trover Clinic Foundation Inc Ser 2006 (AGC Insd)	0.30	04/07/09	6,650,000

	Louisiana
50,000	Ascension Parish Industrial Development Board, IMTT-Geismar Ser 2007	0.58	04/07/09	50,000,000
36,400	East Baton Rouge Parish, Exxon Corp Ser 1993	0.21	04/01/09	36,400,000
20,690	Louisiana Public Facilities Authority, Tulane University Ser 2007 A-1 Eagle #20070056 Class A (BHAC Insd)	0.83	04/07/09	20,690,000

	Maine
18,700	Maine Health & Higher Educational Facilities Authority, Bowdoin College Ser 2008	0.20	04/07/09	18,700,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	Maryland
24,900	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.25	04/07/09	24,900,000
	Maryland Health & Higher Educational Facilities Authority,
8,200	Catholic Health Initiatives Ser 1997 B	0.83	04/07/09	8,200,000
7,125	LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC Insd)	0.81	04/07/09	7,125,000
22,370	Loyola College In Maryland Ser 2008	0.50	04/07/09	22,370,000
7,015	Suburban Hospital Ser 2008	0.58	04/07/09	7,015,000
4,900	University of Maryland Medical System Ser 2008 D	0.35	04/01/09	4,900,000

	Massachusetts
18,520	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2008 A-1	0.40	04/07/09	18,520,000
	Massachusetts Health & Educational Facilities Authority,
15,000	Amherst College Ser F	0.20	04/07/09	15,000,000
52,595	Harvard University Ser 1999 R	0.20	04/01/09	52,595,000
10,000	Harvard University Ser 2005 C ROCs II-R Ser 10390	0.59	04/07/09	10,000,000
50,000	Massachusetts Institute of Technology Ser J-1	0.20	04/07/09	50,000,000
14,400	Museum of Fine Arts Ser 2007 A-1	0.25	04/01/09	14,400,000
31,300	Northeastern University Ser-T-3	2.25	06/15/09	31,300,000
53,865	Partners HealthCare System Inc 2005 Ser F-3	0.33	04/07/09	53,865,000

	Michigan
	Kent Hospital Finance Authority,
22,900	Metropolitan Hospital Ser 2005 B	0.42	04/07/09	22,900,000
23,000	Spectrum Health Ser 2008 B-3	0.42	04/07/09	23,000,000
	Michigan Hospital Finance Authority,
59,000	Ascension Health Ser 2008 B-2, B-4 & B-6	0.25	04/07/09	59,000,000
17,330	Henry Ford Health System Ser 2006 B	0.50	04/07/09	17,330,000
4,000	Trinity Health Credit Group Ser 2005 F	0.40	04/07/09	4,000,000
5,105	Trinity Health Credit Group Ser 2006 A	0.47	04/07/09	5,105,000
32,235	Michigan State University, Ser 2003 A	0.40	04/07/09	32,235,000
9,865	Milan Area Schools, Refg Ser 2002	0.40	04/07/09	9,865,000
	University of Michigan Regents,
61,050	General Ser 2008 A	0.26	04/01/09	61,050,000
6,000	General Ser 2008 B	0.15	04/07/09	6,000,000

	Minnesota
	Minneapolis,
5,800	Fairview Health Services Ser 2008 C	0.40	04/07/09	5,800,000
2,425	Fairview Health Services Ser 2008 D	0.38	04/07/09	2,425,000
38,600	Fairview Health Services Ser 2008 E	0.25	04/07/09	38,600,000
	Rochester,
99,950	Health Care Facilities Mayo Clinic Ser 2008 A & B	0.22	04/07/09	99,950,000
100,400	Health Care Facilities Mayo Foundation Ser 2002 A & B	0.25	04/07/09	100,400,000
31,255	St Cloud, CentraCare Health System Ser 2008 A (AGC Insd)	0.48	04/07/09	31,255,000
28,800	St Paul Housing & Redevelopment Authority, Allina Health System Ser 2007 C-2	0.31	04/07/09	28,800,000

	Mississippi
44,250	Jackson County, Chevron USA Inc Ser 1993	0.30	04/01/09	44,250,000
20,390	Mississippi Development Bank, Walnut Grove Youth Correctional Facility Ser 2008 A	0.55	04/07/09	20,390,000
70,600	Perry County, Leaf River Forest Products Inc Ser 2002	0.58	04/07/09	70,600,000

	Missouri
14,800	Kansas City Industrial Development Authority, Kansas City Downtown Redevelopment District Ser 2006 B	0.50	04/07/09	14,800,000
	Missouri Health & Educational Facilities Authority,
7,955	BJC Health System Ser 2003 PUTTERs Ser 2587	0.47	04/07/09	7,955,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
28,100	BJC Health System Ser 2008 B	0.30	04/07/09	28,100,000
23,000	BJC Health System Ser 2008 D	0.20	04/07/09	23,000,000
65,800	Sisters of Mercy Health System Ser 2008 D & E	0.44	04/07/09	65,800,000
16,700	Sisters of Mercy Health System Ser 2008 F	0.48	04/07/09	16,700,000
14,105	Washington University Ser 2008 A ROCs II-R Ser 9300	1.35	04/01/09	14,105,000

	Nebraska
31,263	American Public Energy Agency, Gas Supply Ser 2005 A	0.55	04/07/09	31,263,000

	Nevada
4,100	Reno, Renown Regional Medical Center Ser 2009 A	0.30	04/07/09	4,100,000

	New Hampshire
	New Hampshire Health & Education Facilities Authority,
16,375	LRG Healthcare Ser 2006 B	0.50	04/07/09	16,375,000
37,795	University System of New Hampshire Ser 2005 A & B	0.55	04/01/09	37,795,000

	New Mexico
12,000	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-2	0.44	04/07/09	12,000,000
15,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.40	04/07/09	15,000,000

	New York
	Austin Trust, New York City
15,260	City Fiscal 2005 Ser E Custody Receipts Ser 2008-1198	0.79	04/07/09	15,260,000
7,250	Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (FSA Insd)	0.79	04/07/09	7,250,000
10,375	BB&T Municipal Trust, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	0.45	04/07/09	10,375,000
8,595	J P Morgan Chase & Co, New York Convention Center Development Corp Ser 2005 PUTTERs Ser 3126 (BHAC Insd)	0.62	04/07/09	8,595,000
	Metropolitan Transportation Authority,
24,445	Ser 2005 B Eagle #20060114 Class A (BHAC Insd)	0.82	04/07/09	24,445,000
10,000	Ser 2002 G Subser G-1	0.25	04/07/09	10,000,000
	New York
23,900	Fiscal 2004 Ser H Sub Ser H-4	0.23	04/07/09	23,900,000
36,000	Fiscal 2008 Sub Ser D-4	0.34	04/07/09	36,000,000
2,500	Fiscal 2005 Ser O ROCs II-R Ser 11685	0.59	04/07/09	2,500,000
6,800	Fiscal 2008 Subser L-6	0.30	04/01/09	6,800,000
80,960	New York City Industrial Development Agency, One Bryant Park LLC Ser 2004 A	0.50	04/07/09	80,960,000
	New York City Municipal Water Finance Authority,
67,030	Second General Fiscal 2007 Ser CC-1	0.30	04/01/09	67,030,000
13,405	Water & Sewer System PUTTERs Ser 3092	0.45	04/07/09	13,405,000
9,600	New York City Transitional Finance Authority, Recovery Fiscal 2003 Ser 2 Subser 2 F	0.45	04/01/09	9,600,000
15,500	New York City Transitional Finance Authority, Recovery Fiscal 2003 Ser 3 Subser 3E	0.45	04/01/09	15,500,000
10,000	New York State Housing Finance Agency, 42nd & 10th Street Ser 2008 A	0.40	04/07/09	10,000,000
13,330	Port Authority of New York & New Jersey, Cons 135th Ser 2004 PUTTERs Ser 3094	0.45	04/07/09	13,330,000
	Triborough Bridge & Tunnel Authority,
21,670	Ser 2005 B-4	0.45	04/07/09	21,670,000
3,000	Ser 2008 D ROCs II-R Ser 11590 (BHAC Insd)	0.30	04/07/09	3,000,000

	North Carolina
33,600	Charlotte, Carolinas HealthCare System Ser 2007 C	0.55	04/07/09	33,600,000
	Mecklenburg County,
5,265	Ser 2004 (COPs)	0.47	04/07/09	5,265,000
12,635	Ser 2008 A (COPs)	0.55	04/07/09	12,635,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	New Hanover County,
5,000	New Hanover Regional Medical Center Ser 2008 A	0.42	04/07/09	5,000,000
3,000	New Hanover Regional Medical Center Ser 2008 B	0.30	04/07/09	3,000,000
106,260	North Carolina, Ser 2002 D & G	0.42	04/07/09	106,260,000
	North Carolina Medical Care Commission,
20,150	Duke University Health System Ser 2005 A	0.52	04/07/09	20,150,000
47,900	Duke University Health System Ser 2005 C	0.50	04/07/09	47,900,000
20,000	Firsthealth of the Carolinas Ser 2002	0.48	04/07/09	20,000,000
30,500	Novant Health Ser 2008 A	0.37	04/07/09	30,500,000
40,000	Winston-Salem, Water & Sewer System Ser 2007 B	0.46	04/07/09	40,000,000

	Ohio
8,500	Cleveland, Water 2008 Ser Q	0.55	04/07/09	8,500,000
	Columbus,
14,200	Sewer Ser 2008 B	0.30	04/07/09	14,200,000
1,400	Sewer Ser 2008 PUTTERs Ser 2456	0.47	04/07/09	1,400,000
119,400	Franklin County, Ohio Health Corp Ser 2008 A & B	0.46	04/07/09	119,400,000
	Montgomery County,
15,000	Catholic Health Initiatives Ser 2006 B-1	0.32	04/07/09	15,000,000
20,000	Catholic Health Initiatives Ser 2006 B-2	0.20	04/07/09	20,000,000
22,200	Ohio, Common Schools Ser 2005 A	0.20	04/07/09	22,200,000
20,000	Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Ser 2008 B-1	0.30	04/07/09	20,000,000
52,050	Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Ser 2008 B-4	0.30	04/07/09	52,050,000
100	Ohio State University, General Receipts Ser 2005 B	0.20	04/07/09	100,000

	Oregon
35,295	Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003	0.57	04/07/09	35,295,000
24,175	Medford Hospital Facilities Authority, Asante Health System Ser 2008	0.45	04/07/09	24,175,000
	Oregon Facilities Authority,
30,000	Lewis & Clark College Ser 2008 A	0.57	04/07/09	30,000,000
31,810	PeaceHealth Ser 2008 A & B	0.35	04/07/09	31,810,000

	Pennsylvania
15,000	Allegheny County Higher Education Building Authority, Carnegie Mellon University Ser 1998	0.33	04/07/09	15,000,000
53,900	Allegheny County Hospital Development Authority, Presbyterian-University Health System Inc Ser 1990 A, B, C & D	0.40	04/07/09	53,900,000
36,500	Allegheny County Industrial Development Authority, PA, UPMC Children’s Hospital Ser 2004 A	0.40	04/07/09	36,500,000
	Bucks County Industrial Development Authority,
4,000	Grand View Hospital Ser 2008 A	0.37	04/07/09	4,000,000
5,000	Grand View Hospital Ser 2008 B	0.45	04/07/09	5,000,000
1,100	Pennswood Village Ser 2007 A	0.50	04/07/09	1,100,000
28,695	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Ser 2006	0.48	04/07/09	28,695,000
95,700	Delaware Valley Regional Finance Authority, Local Government Ser 1985	0.50	04/07/09	95,700,000
6,050	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.49	04/07/09	6,050,000
33,410	Pennsylvania Housing Finance Agency, Rental Housing Ser 2008 D	0.55	04/07/09	33,410,000
	Pennsylvania Turnpike Commission,
48,750	2002 Ser A-2 & A-3	0.50	04/07/09	48,750,000
30,000	Ser 2008 B-1	0.55	04/07/09	30,000,000
30,000	Ser 2008 B-2	0.54	04/07/09	30,000,000
	RBC Municipal Products Trust Inc,
8,000	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2008 Floater Certificates Ser E-11	0.57	04/07/09	8,000,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
7,000	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	0.57	04/07/09	7,000,000
	Southcentral Pennsylvania General Authority,
5,300	WellSpan Health Ser 2008 D	0.45	04/07/09	5,300,000
6,360	WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.60	04/07/09	6,360,000
8,585	Washington County Authority, Girard Estate Ser 1999	1.05	04/07/09	8,585,000

	Rhode Island
24,925	Rhode Island Health & Educational Building Corporation, Brown University Ser 2001 B	0.20	04/07/09	24,925,000

	South Carolina
10,425	South Carolina Educational Facilities Authority, Charleston Southern
	University Ser 2003	0.55	04/07/09	10,425,000
20,125	Spartanburg Regional Health Services District, Hospital Ser 2008-B (AGC Insd)	0.50	04/07/09	20,125,000

	South Dakota
10,000	South Dakota Health & Educational Facilities Authority, Avera Health Ser 2008 A-2	0.30	04/07/09	10,000,000

	Tennessee
9,200	Chattanooga Health Educational & Housing Facility Board, The Baylor School Ser 2004	0.58	04/07/09	9,200,000
51,065	Clarksville Public Building Authority, Pooled Financing Ser 2005	0.35	04/01/09	51,065,000
28,240	Greeneville Health & Educational Facilities Board, Laughlin Memorial Hospital Ser 2004	0.85	04/07/09	28,240,000
8,400	Jackson Health Educational & Housing Facility Board, Union University Ser 2005	0.58	04/07/09	8,400,000
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board,
4,195	Ensworth School Ser 2002	0.58	04/07/09	4,195,000
6,995	Mary Queen of Angels Inc Ser 2000	0.58	04/07/09	6,995,000
	Montgomery County Public Building Authority,
29,750	Pooled Financing Ser 1997 & Ser 1999	0.55	04/07/09	29,750,000
48,400	Pooled Financing Ser 2006	0.35	04/07/09	48,840,000
	Shelby County Health Educational & Housing Facilities Board,
35,000	Methodist Le Bonheur Healthcare Ser 2008 A	0.40	04/07/09	35,000,000
1,600	Trezevant Manor Ser 2007 A	0.54	04/07/09	1,600,000

	Texas
	Austin Trust,
16,500	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1162	0.49	04/07/09	16,500,000
15,000	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1163	0.49	04/07/09	15,000,000
21,995	Red River Education Finance Corp St Marks School Ser 2007 Custody Receipts Ser 2007-334	0.41	04/07/09	21,995,000
10,570	Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources
	Ser 2007 A Custody Receipts Ser 2007-1031	0.49	04/07/09	10,570,000
2,000	Texas Transportation Commission Ser 2007 Custody Receipts Ser 2006	0.49	04/07/09	2,000,000
31,000	Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026	0.49	04/07/09	31,000,000
5,200	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.60	04/07/09	5,200,000
11,500	El Paso Health Facilities Development Corporation, Bienvivir Senior Health Services Ser 2007	0.57	04/07/09	11,500,000
358,420	Harris County Cultural Education Facilities Financing Corporation, Methodist Hospital	0.30	04/01/09	358,420,000
	System Ser 2008 C-1, C-2, C-3 & C-4
990	Harris County Flood Control District, Ser 2007 PUTTERs Ser 2542	0.47	04/07/09	990,000
	Harris County Health Facilities Development Corporation,
30,500	Baylor College of Medicine Ser 2007 B	0.40	04/07/09	30,500,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
72,300	Methodist Hospital System Ser 2008 A-1 & A-2	0.30	04/07/09	72,300,000
15,200	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	0.50	04/07/09	15,200,000
10,035	Houston, Water & Sewer System Ser 2002 A PUTTERS Ser 2786 (FSA Insd)	0.84	04/07/09	10,035,000
	Tarrant County Cultural Education Facilities Finance Corporation,
29,400	Methodist Hospitals of Dallas Ser 2008 B	0.30	04/07/09	29,400,000
40,975	Scott White Memorial Hospital Ser 2008	0.50	04/07/09	40,975,000
21,225	Texas Health Resources System Ser 2008 B	0.20	04/07/09	21,225,000
	Texas Transportation Commission,
1,145	Mobility Fund Ser 2005-A PUTTERs Ser 2491	0.47	04/07/09	1,145,000
4,200	Mobility Fund Ser 2007 PUTTERs Ser 2492	0.47	04/07/09	4,200,000
8,400	Mobility Fund Ser 2008 PUTTERs Ser 2615	0.47	04/07/09	8,400,000
1,800	Mobility Fund Ser 2008-A PUTTERs Ser 2490	0.47	04/07/09	1,800,000
40,000	Travis County Health Facilities Development Corporation,
	Longhorn Village Ser 2008 B	0.40	04/07/09	40,000,000
	University of Texas Regents,
158,680	Financing System Ser 2008 B	0.20	04/07/09	158,680,000
117,970	Permanent University Fund Ser 2008 A	0.15	04/07/09	117,970,000

	Utah
58,700	Central Utah Water Conservancy District, Ser 2008 A	0.60	04/07/09	58,700,000
	Murray City,
43,500	IHC Health Services Inc Ser 2003 A	0.20	04/07/09	43,500,000
64,300	IHC Health Services Inc Ser 2003 B	0.20	04/07/09	64,300,000
26,500	IHC Health Services Inc Ser 2005 C	0.30	04/01/09	26,500,000
28,400	IHC Health Services Inc Ser 2005 D	0.20	04/01/09	28,400,000
34,900	Utah Water Finance Agency, Ser 2008 B-2	0.50	04/07/09	34,900,000

	Vermont
11,000	Vermont Housing Finance Agency, West Block University of Vermont Apartments Ser 2004 A	0.49	04/07/09	11,000,000

	Virginia
10,000	Alexandria Industrial Development Authority, Goodwin House Inc Ser 2005	0.30	04/01/09	10,000,000
18,600	Chesapeake Hospital Authority, Chesapeake General Hospital Ser 2001A	0.58	04/07/09	18,600,000
	Fairfax County Industrial Development Authority,
57,800	Inova Health System Foundation Ser 1988 A, 1998 B & 2000	0.25	04/07/09	57,800,000
6,650	Inova Health System Foundation Ser 2005 A-1	0.42	04/07/09	6,650,000
41,100	Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Ser 2003 F	0.25	04/07/09	41,100,000
34,275	Stafford County Industrial Development Authority, VML/VACo Direct Loan Ser 2008 B-1	0.55	04/07/09	34,275,000
45,100	Virginia Small Business Financing, Carilion Clinic Ser 2008 B	0.35	04/01/09	45,100,000

	Washington
9,675	Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002 (MBIA Insd)	0.40	04/07/09	9,675,000
43,000	King County, Sewer Ser 2007 Eagle #20070084 Class A (FSA Insd)	1.54	04/07/09	43,000,000
	Washington Health Care Facilities Authority,
10,225	PeaceHealth Ser 2008 B	0.35	04/07/09	10,225,000
30,025	Swedish Health Services Ser 2006	0.70	04/07/09	30,025,000
8,000	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	0.45	04/07/09	8,000,000

	Wisconsin
28,300	Wisconsin Health & Educational Facilities Authority, Indian Community
	School of Milwaukee Ser 2007	0.50	04/07/09	28,300,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $7,818,843,000)			7,818,843,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	Tax-Exempt Commercial Paper (0.5%)
	Texas
	University of Texas Regents,
10,000	Financing System Ser 2002 A	0.35	04/01/09	0.35	10,000,000
34,000	Financing System Ser 2002 A	0.35	04/03/09	0.35	34,000,000

	Total Tax-Exempt Commercial Paper (Cost $44,000,000)				44,000,000

	Short-Term Municipal Notes (7.4%)
	Idaho
34,000	Idaho, Ser 2008 TANs, dtd 04/01/09	3.00	06/30/09	1.69	34,105,419

	Indiana
20,000	Indiana Bond Bank, Midyear Funding Notes Ser 2008 A, dtd 04/01/09	3.00	05/28/09	1.57	20,043,090

	Massachusetts
6,000	New Bedford, Ser 2008 RANs, dtd 04/01/09	2.75	06/30/09	2.26	6,006,560
16,000	Pioneer Valley Transit Authority, Ser 2008 RANs, dtd 04/01/09	3.00	07/30/09	2.43	16,027,240
11,000	Worcester Regional Transit Authority, Ser 2008 RANs, dtd 04/01/09	3.25	06/26/09	2.70	11,012,605

	Missouri
10,000	St Louis, General Fund Ser 2008 TRANs, dtd 04/01/09	3.25	06/30/09	1.74	10,035,852

	New Jersey
4,000	Galloway Township, Ser 2008 BANs, dtd 04/01/09	3.00	09/11/09	2.03	4,016,443

	New York
20,000	Greater Southern Tier Board of Cooperative Educational Services, Supervisory District Ser 2008 RANs, dtd 04/01/09	2.75	06/30/09	2.11	20,029,658
20,000	Patchogue-Medford Union Free School District, Ser 2008 TANs, dtd 04/01/09	4.00	06/24/09	2.36	20,071,904

	Ohio
35,000	American Municipal Power — Ohio Inc, Prairie Street Ser 2008 BANs, dtd 04/01/09	3.50	04/01/09	2.21	35,000,000
4,000	Greene County, Certificates of Indebtedness Ser 2008 E, dtd 04/01/09	2.50	05/19/09	1.72	4,003,902
4,000	Lucas County, Ser 2008 BANs, dtd 04/01/09	3.00	07/30/09	1.67	4,016,806

	Oregon
56,000	Oregon, Ser 2008 A TANs, dtd 04/01/09	3.00	06/30/09	1.67	56,176,400

	South Carolina
20,000	Charleston County School District, Ser 2008 TANs, dtd 04/01/09	2.50	04/01/09	1.48	20,000,000
62,000	South Carolina Association of Governmental Organizations, Ser 2008 A (COPs), dtd 04/01/09	3.00	04/15/09	1.52	62,034,273

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	Texas
240,000	Texas, Ser 2008 TRANs, dtd 04/01/09	3.00	08/28/09	1.60	241,328,835

	Wisconsin
70,000	Wisconsin, Operating Notes Ser 2008, dtd 04/01/09	3.00	06/15/09	1.67	70,184,276

	Total Short-Term Municipal Notes (Cost $634,093,263)				634,093,263

NUMBER OF
SHARES (000)
	Investment Company (c) (0.8%)
71,400	Morgan Stanley Institutional Liquidity Funds-Government Portfolio-Institutional Class (Cost $71,400,000)		71,400,000

	Total Investments (Cost $8,568,336,263) (d)	99.5%	8,568,336,263

	Other Assets in Excess of Liabilities	0.5	43,165,364

	Net Assets	100.0%	$8,611,501,627

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

PUTTERs	Puttable Tax-Exempt Receipts.

RANs	Revenue Anticipation Notes.

ROCs	Reset Option Certificates.

STARS	Short-Term Adjustable Rate Securities.

TANs	Tax Anticipation Notes.

TRANs	Tax Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at March 31, 2009.

(b)	Date on which the principal amount can be recovered through demand.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

(d)	Cost is the same for federal income tax purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

Active Assets Tax-Free Trust
Notes to the Portfolio of Investments
FAS 157
3/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective July 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$8,568,336,263	$71,400,000	$8,496,936,263	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Randy Takian Randy Takian
Principal Executive Officer May 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
May 19, 2009

/s/ Francis Smith Francis Smith Principal Financial Officer May 19, 2009

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